Shareholder Report, Holdings (Details) - Capital Group Growth ETF (CGGR)	May 31, 2024
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.70%
Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%
Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Other Security Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
Short Term Securities and Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%

[1]	Less than 0.1%.